Expenses for shipping activities and other expenses from operating activities (Tables)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Schedule of voyage expenses and commissions
Voyage expenses and commissions

(in thousands of USD)	2020	2019	2018
Commissions paid	(12,748)	(10,130)	(8,193)
Bunkers	(98,761)	(101,947)	(103,920)
Other voyage related expenses	(13,921)	(32,604)	(29,303)
Total voyage expenses and commissions	(125,430)	(144,681)	(141,416)

Schedule of vessel operating expenses	Vessel operating expenses

(in thousands of USD)	2020	2019	2018
Operating expenses	(196,677)	(196,739)	(172,589)
Insurance	(13,957)	(15,056)	(13,203)
Total vessel operating expenses	(210,634)	(211,795)	(185,792)

Schedule of charter hire expenses	Charter hire expenses

(in thousands of USD)	2020	2019	2018
Charter hire	(7,954)	(604)	6
Bare boat hire	—	—	(31,120)
Total charter hire expenses	(7,954)	(604)	(31,114)

Schedule of general and administrative expenses
General and administrative expenses

(in thousands of USD)	2020	2019	2018
Wages and salaries	(19,806)	(25,050)	(16,247)
Social security costs	(3,269)	(3,430)	(3,746)
Provision for employee benefits (Note 17)	(545)	(134)	(111)
Cash-settled share-based payments (Note 23)	1,338	(2,455)	(505)
Equity-settled share-based payments (Note 23)	(140)	—	(37)
Other employee benefits	(4,450)	(3,713)	(7,607)
Employee benefits	(26,872)	(34,782)	(28,253)
Administrative expenses	(35,565)	(31,226)	(33,485)
Tonnage Tax	(3,459)	(1,313)	(4,436)
Claims	10	(17)	(100)
Provisions	388	448	42
Total general and administrative expenses	(65,498)	(66,890)	(66,232)

Average number of full time equivalents (shore staff)	185.66	184.90	161.77